Guggenheim Municipal Income Fund Expense Example, No Redemption - A C Inst P Shares [Member] - Guggenheim Municipal Income Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 156
Expense Example, No Redemption, 3 Years	703
Expense Example, No Redemption, 5 Years	1,276
Expense Example, No Redemption, 10 Years	$ 2,836